Acquisitions - Additional Information (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Jan. 27, 2012
Business Acquisition [Line Items]
Business Acquisition Percentage Of Voting Interests Acquired		100.00%
Amount deposited in escrow	$ 7,500,000
Shares deposited in escrow	586,212
Goodwill arising from the acquisition	66,662,000
Purchase of identifiable intangible assets	1,706,000
Estimated useful life	5 years
Maximum [Member]
Business Acquisition [Line Items]
Number Of Business Days From Which Shares To Be Release From Escrow Deposit	3 days
Acquisition related cost	$ 400,000
Class A Common Shares [Member]
Business Acquisition [Line Items]
Additional Contingent Consideration	39,081